SUBSEQUENT EVENTS - Repurchase Program for Own Shares Issued - (Details) - Repurchase program for own shares issued	12 Months Ended
Dec. 31, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum percentage of shares used for Stock Option-Based Compensation	1.10%
Maximum percentage of shares used for Restricted Stock-Based Compensation	0.20%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Period for settlement of operations with shares issued	18 months
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Stock Repurchase Program, Percentage of Repurchase On Outstanding Shares	10.00%
Common shares | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Quantity of shares that may be acquired	202,111,946
Class B preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Stock Repurchase Program, Percentage of Repurchase On Outstanding Shares	10.00%
Class B preferred shares | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Quantity of shares that may be acquired	27,552,681